Securities (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Securities [Abstract]
Available-for-Sale Investment Securities Portfolios
The following table summarizes the amortized cost and fair value of the available-for-sale investment securities portfolios as of the periods indicated and the corresponding amounts of unrealized gains which were recognized in accumulated other comprehensive (loss) income:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2020:
Federal agency mortgage-backed securities	$6,182	$278	$-	$6,460
Federal agency debt	2,850	208	-	3,058
Municipal bonds	850	4	-	854
Total available-for-sale securities	$9,882	$490	$-	$10,372
December 31, 2019:
Federal agency mortgage-backed securities	$7,792	$164	$-	$7,956
Federal agency debt	3,014	36	-	3,050
Total available-for-sale securities	$10,806	$200	$-	$11,006

The following table summarizes the amortized cost and fair value of the available-for-sale investment securities portfolios at December 31, 2019 and December 31, 2018 and the corresponding amounts of unrealized gains (losses) which are recognized in accumulated other comprehensive income:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2019:
Federal agency mortgage-backed securities	$7,792	$164	$-	$7,956
Federal agency debt	3,014	36	-	3,050
Total available-for-sale securities	$10,806	$200	$-	$11,006
December 31, 2018:
Federal agency mortgage-backed securities	$9,575	$88	$(155)	$9,508
Federal agency debt	5,317	-	(103)	5,214
Total available-for-sale securities	$14,892	$88	$(258)	$14,722